UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended December 31, 2006.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber, C.F.A.
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		12-31-06

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  64

Form 13F Information Table Value Total:  2,035,658 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.
Form 13F Information Table

                              Title of            Value   Shares oSH/     Put/    Invt    Other   Voting Authority
Name of Issuer                Class   Cusip       (x1000) Prn Amt PRN     Call    Disc    Mgrs      Sole   Shared   None
------------------------------------------------  --------------------    ----    ------  ----    ------------------------

AT&T Corporation              COM     00206R102        579   16203SH              Sole               16203
Abbott Laboratories           COM     002824100       2012   41309SH              Sole               41309
Altria Group Inc              COM     02209S103        405    4721SH              Sole                4721
American Express              COM     025816109       2680   44180SH              Sole               44180
Apple Computer                COM     037833100       4774   56274SH              Sole               56274
aQuantive Inc                 COM     03839G105        372   15100SH              Sole               15100
Bank of America Corp          COM     060505104       3443   64494SH              Sole               64494
Barclays Bank                 COM     06738E204        202    3475SH              Sole                3475
W R Berkley Corp              COM     084423102       3220   93320SH              Sole               93320
Berkshire Hathaway Cl B       COM     084670207       1895     517SH              Sole                 517
Blackrock New York Ins Mun TerCOM     09247L107        304   20417SH              Sole               20417
Canon Inc                     COM     138006309       2112   37322SH              Sole               37322
Chevron Corp                  COM     166764100        424    5772SH              Sole                5772
The Chubb Corporation         COM     171232101        386    7296SH              Sole                7296
Citigroup Inc                 COM     172967101        302    5416SH              Sole                5416
Coach Inc                     COM     189754104       3535   82275SH              Sole               82275
Coca-Cola Co                  COM     191216100        693   14354SH              Sole               14354
ConocoPhillips                COM     20825C104       2448   34023SH              Sole               34023
Coventry Health Care          COM     222862104       1286   25685SH              Sole               25685
Cullen/Frost Bankers Inc      COM     229899109        267    4782SH              Sole                4782
Walt Disney Co                COM     254687106       1985   57912SH              Sole               57912
Dominion Resources            COM     25746U109       2069   24675SH              Sole               24675
Duke Energy                   COM     26441C105        398   11992SH              Sole               11992
Emerson Corp                  COM     291011104       2320   52610SH              Sole               52610
Ennis Inc                     COM     293389102        330   13486SH              Sole               13486
Exxon Mobil                   COM     30231G102       1343   17525SH              Sole               17525
FDX Corp                      COM     31428X106       1536   14140SH              Sole               14140
Fortune Brands                COM     349631101        205    2400SH              Sole                2400
Gallagher Group PLC           COM     363595109        216    2400SH              Sole                2400
General Electric              COM     369604103        518   13912SH              Sole               13912
Gilead Sciences               COM     375558103       2017   31070SH              Sole               31070
Goldcorp Inc                  COM     380956409       1835   64520SH              Sole               64520
Goldman Sachs Group           COM     38141G104       2365   11865SH              Sole               11865
Google Inc Class A            COM     38259P508       3263    7086SH              Sole                7086
HSBC Holdings PLC             COM     404280406        211    2305SH              Sole                2305
Hain Celestial Group Inc      COM     405217100       2050   65680SH              Sole               65680
Honda Motor Co                COM     438128308       2210   55890SH              Sole               55890
Huntington Bancshares         COM     446150104        239   10050SH              Sole               10050
ITT Corp                      COM     450911102       2821   49646SH              Sole               49646
Intuitive Surgical            COM     46120E602       2710   28260SH              Sole               28260
Johnson & Johnson             COM     478160104        967   14649SH              Sole               14649
Juniper Networks Inc          COM     48203r104       1513   79890SH              Sole               79890
Jupitermedia Corporation      COM     48207D101       1285  162228SH              Sole              162228
Kirby Corp                    COM     497266106       2168   63528SH              Sole               63528
L-3 Communications Holdings   COM     502424104       1933   23632SH              Sole               23632
Lowes Companies               COM     548661107       1638   52579SH              Sole               52579
MBIA Capital/Claymore Mgd Dur COM     55266X100        204   15850SH              Sole               15850
Manor Care                    COM     564055101       1645   35060SH              Sole               35060
Merck & Co Inc                COM     589331107        235    5400SH              Sole                5400
Narrowstep Inc                COM     631082203         24   25000SH              Sole               25000
Nasdaq Stock Market Inc       COM     631103108       1422   46200SH              Sole               46200
Patriot Scientific Corp       COM     70336N107          6   10000SH              Sole               10000
PepsiCo Inc                   COM     713448108       3193   51054SH              Sole               51054
Procter & Gamble              COM     742718109       2504   38960SH              Sole               38960
Roper Industries              COM     776696106       1634   32515SH              Sole               32515
Symantec                      COM     871503108       1781   85420SH              Sole               85420
Tiffany & Co                  COM     886547108       1902   48470SH              Sole               48470
Verizon Communications        COM     92343V104       2156   57900SH              Sole               57900
Wachovia Corp                 COM     929903102        230    4037SH              Sole                4037
Waste Management              COM     94106L109        419   11402SH              Sole               11402
WellPoint Health Networks     COM     94973V107       1312   16678SH              Sole               16678
Wells Fargo                   COM     949746101        219    6168SH              Sole                6168
Wyeth                         COM     983024100        229    4500SH              Sole                4500
Zions Bancorp                 COM     989701107       2488   30179SH              Sole               30179